SCHEDULE OF COST OF REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Cost Of Revenue
Cost of Revenue from POCs and software implementation	$ 184,061		$ 145,000	$ 714,458
Cost of Revenue from SaaS				984,712
Provision for estimated loss on contract			486,691
Total	$ 184,061		$ 631,691	$ 1,699,170